Derivatives and Financial Instruments - Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contract assets	$ 2,924		$ 242
Foreign currency contract liabilities	(551)		(341)
Interest rate swap liabilities			(8,034)
Deferred compensation plan assets	22,394	[1]	22,987	[1]
Total recurring fair value measurements	24,767		14,854
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trade name intangibles	63,700	[2]
Goodwill			242,800	[3]
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan assets	22,394	[1]	22,987	[1]
Total recurring fair value measurements	22,394		22,987
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contract assets	2,924		242
Foreign currency contract liabilities	(551)		(341)
Interest rate swap liabilities			(8,034)
Total recurring fair value measurements	2,373		(8,133)
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trade name intangibles	63,700	[2]
Goodwill			$ 242,800	[3]

[1]	Deferred compensation plan assets include mutual funds and cash equivalents for payment of certain non-qualified benefits for retired, terminated and active employees. The fair value of these assets was based on quoted market prices in active markets.
[2]	In the fourth quarter of 2012, we completed our annual intangible assets impairment review. As a result, we recorded a pre-tax non-cash impairment charge of $60.7 million for trade names intangibles. The fair value of trade names is measured using the relief-from-royalty method. This method assumes the trade name has value to the extent that the owner is relieved of the obligation to pay royalties for the benefits received from them. This method requires us to estimate the future revenue for the related brands, the appropriate royalty rate and the weighted average cost of capital.
[3]	In the fourth quarter of 2011, we completed our annual goodwill impairment review. As a result, we recorded a pre-tax non-cash impairment charge of $200.5 million in a reporting unit part of Water & Fluid Solutions. The fair value of each reporting unit is determined using a discounted cash flow analysis and market approach. Projecting discounted future cash flows requires us to make significant estimates regarding future revenues and expenses, projected capital expenditures, changes in working capital and the appropriate discount rate. Use of the market approach consists of comparisons to comparable publicly-traded companies that are similar in size and industry. Actual results may differ from those used in our valuations. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation.